Discontinued and Held-for-sale Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued and Held-for-sale Operations
Discontinued Operations
Prior to the adoption of ASU 2014-08, which was prospectively applied only to newly identified disposals that qualified as discontinued operations beginning after January 1, 2015, we classified operations as discontinued when operations and cash flows will be eliminated from our ongoing operations and we do not expect to retain any significant continuing involvement in their operations after the respective sale or disposal transactions. For all periods presented, the operating results for these discontinued operations have been removed from continuing operations and presented separately as discontinued operations, net of tax, in the Consolidated Statement of Income. The Notes to the Consolidated Financial Statements have been adjusted to exclude discontinued operations unless otherwise noted.
Select Insurance Operations
During the first quarter of 2013, we completed the sale of our U.K.-based operations. During the second quarter of 2013, we sold our Mexican insurance business, ABA Seguros.
Select Automotive Finance Operations
During the fourth quarter of 2012, we committed to sell our operations in Europe and Latin America to General Motors Financial Company, Inc. (GMF). On the same date, we entered into an agreement with GMF to sell our 40% interest in a motor vehicle finance joint venture in China. During the first quarter of 2013, we sold our Canadian automotive finance operations, Ally Credit Canada Limited and ResMor Trust. During the second quarter of 2013, we completed the sale of our operations in Europe and the majority of Latin America. The transaction included European operations in Germany, the United Kingdom, Italy, Sweden, Switzerland, Austria, Belgium, France and the Netherlands, and Latin America operations in Mexico, Chile, and Colombia. During the fourth quarter of 2013, we completed the sale of our Latin American operations in Brazil.
On January 2, 2015, the sale of our interest in the motor vehicle finance joint venture in China was completed and an after-tax gain of approximately $400 million was recorded. The tax expense included in this gain was reduced by the release of the valuation allowance on our capital loss carryforward deferred tax asset that was utilized to offset capital gains stemming from this sale.
Select Corporate Finance Operations
During the second quarter of 2014, we ceased operations of our Corporate Finance Group's Canadian operation, and classified this business as discontinued.
Select Corporate and Other Operations
During the first quarter of 2013, the operations of our former subsidiary Residential Capital, LLC (ResCap) were classified as discontinued.
Select Financial Information
Select financial information of discontinued operations is summarized below. The pretax income or loss, including direct costs to transact a sale, includes any impairment recognized to present the operations at the lower-of-cost or fair value. Fair value was based on the estimated sales price, which could differ from the ultimate sales price due to price volatility, changing interest rates, changing foreign-currency rates, and future economic conditions.

Year ended December 31, ($ in millions)	2015	2014	2013
Select Insurance operations
Total net revenue	$—	$—	$190
Pretax income including direct costs to transact a sale (a)	3	6	319	(b)
Tax expense (benefit) (c)	1	6	(14)
Select Automotive Finance operations
Total net revenue	$—	$123	$572
Pretax income including direct costs to transact a sale (a)	452	129	660	(d)
Tax expense (benefit) (c)	80	7	(101)
Select Corporate Finance operations
Total net revenue	$—	$—	$—
Pretax income including direct costs to transact a sale (a)	22	23	—
Tax expense (c)	—	3	—
Select Corporate and Other operations
Total net revenue	$—	$—	$—
Pretax loss (e)	(9)	(4)	(1,741)
Tax (benefit)	(5)	(87)	(592)

(a)	Includes certain treasury and other corporate activity recognized by Corporate and Other.

(b)	Includes recognized pretax gain of $274 million in connection with the sale of our Mexican insurance business, ABA Seguros.

(c)	Includes certain income tax activity recognized by Corporate and Other.

(d)
Includes recognized pretax loss of $488 million in connection with the sale of our European and Latin American automotive finance operations and pretax gain of $888 million in connection with the sale of our Canadian automotive finance operations, Ally Credit Canada Limited and ResMor Trust.

(e)	Includes amounts related to our former ResCap subsidiary.
Held-for-sale Operations
Assets of operations held-for-sale consisted of $634 million in other assets at December 31, 2014, related to the joint venture in China that was sold to GMF on January 2, 2015. No held-for-sale operations remain at December 31, 2015.